INCOME TAXES - Consolidated income (loss) from continuing operations before income taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Consolidated income (loss) before income taxes from US operations			$ 23,776	$ (12,989)
Consolidated income (loss) before income taxes from foreign operations			4,099	10,919
(Loss) income before provision for income taxes	$ 12,234	$ 24,164	$ 27,875	$ (2,070)